As filed with the Securities and Exchange Commission on March 30, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2022 – January 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds
ABR 50/50 Volatility Fund
ABR 75/25 Volatility Fund
Semi-Annual Report
January 31, 2023
(Unaudited)
ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Blend Equity & Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2023

See Notes to Financial Statements.
At January 31, 2023, the Fund held the following exchange-traded futures contracts.
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 132,443,078
Net Assets - 100.0% $ 132,443,078
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(Depreciation)
101 CBOE VIX Future 02/15/23 $ 2,060,459 $ 1,972,096 $ (88,363)
96 CBOE VIX Future 03/22/23 2,032,771 1,966,138 (66,633)
627 S&P 500 E-mini Future 03/17/23 122,375,858 128,221,500 5,845,642
$ 126,469,088 $ 132,159,734 $ 5,690,646
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 5,690,646
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 5,690,646
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 50/50 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2023

See Notes to Financial Statements.
At January 31, 2023, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 57,247,570
Net Assets - 100.0% $ 57,247,570
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(838) CBOE VIX Future 02/15/23 $ (18,692,507) $ (16,362,537) $ 2,329,970
(799) CBOE VIX Future 03/22/23 (16,922,900) (16,363,999) 558,901
120 S&P 500 E-mini Future 03/17/23 23,508,880 24,540,000 1,031,120
$ (12,106,527) $ (8,186,536) $ 3,919,991
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 3,919,991
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 3,919,991
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR 75/25 Volatility Fund
SCHEDULE OF INVESTMENTS
January 31, 2023

See Notes to Financial Statements.
At January 31, 2023, the Fund held the following exchange-traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to
Financial Statements.
The Level 1 value displayed in this table includes futures.
Value
Investments, at value - 0.0% (Cost $0) $ 0
Other Assets & Liabilities, Net - 100.0% 255,663,177
Net Assets - 100.0% $ 255,663,177
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(1,613) CBOE VIX Future 02/15/23 $ (35,017,386) $ (31,494,954) $ 3,522,432
(1,538) CBOE VIX Future 03/22/23 (32,708,850) (31,499,163) 1,209,687
930 S&P 500 E-mini Future 03/17/23 182,677,616 190,185,000 7,507,384
$ 114,951,380 $ 127,190,883 $ 12,239,503
Valuation Inputs Other Financial Instruments*
Level 1 - Quoted Prices $ 12,239,503
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 12,239,503
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation)
at period end.
PORTFOLIO HOLDINGS
% of Total Net Assets
Other Assets & Liabilities, Net 100.0%
100.0%

ABR Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2023

See Notes to Financial Statements.
* $17,433,067, $10,397,792, and $36,898,437 was held at StoneX Financial, Inc. and $21,283,659, $21,031,033 and $54,113,420 was held at Marex Capital Markets,
Inc. for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
ASSETS
Cash $ 93,677,284 $ 25,698,573 $ 163,132,111
Deposits with broker* 38,716,726 31,428,825 91,011,857
Receivables:
Fund shares sold 168,124 208,392 1,565,571
Interest 304,560 76,124 541,666
Prepaid expenses 81,064 20,208 24,506
Total Assets
132,947,758 57,432,122 256,275,711
LIABILITIES
Payables:
Fund shares redeemed 281,322 56,458 219,540
Accrued Liabilities:
Investment adviser fees 165,260 88,013 314,861
Fund services fees 11,787 9,606 19,979
Other expenses 46,311 30,475 58,154
Total Liabilities
504,680 184,552 612,534
NET ASSETS
$ 132,443,078 $ 57,247,570 $ 255,663,177
COMPONENTS OF NET ASSETS
Paid-in capital $ 189,172,828 $ 82,184,560 $ 361,024,895
Accumulated loss (56,729,750) (24,936,990) (105,361,718)
NET ASSETS
$ 132,443,078 $ 57,247,570 $ 255,663,177
SHARES OF BENEFICIAL INTEREST AT NO PAR
VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 11,991,467 8,698,534 28,148,129
Investor Shares 1,312,129 758,148 2,137,220
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$119,727,591, $52,737,067 and $237,752,896,
respectively) $ 9.98 $ 6.06 $ 8.45
Investor Shares (based on net assets of $12,715,487,
$4,510,503 and $17,910,281, respectively) $ 9.69 $ 5.95 $ 8.38

ABR Funds
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2023

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
INVESTMENT INCOME
Interest income $ 1,615,678 $ 406,803 $ 3,038,993
Total Investment Income
1,615,678 406,803 3,038,993
EXPENSES
Investment adviser fees 1,339,309 679,524 3,628,521
Fund services fees 81,365 41,023 133,711
Transfer agent fees:
Institutional Shares 16,989 11,685 32,263
Investor Shares 10,090 11,627 11,440
Distribution fees:
Investor Shares 19,476 5,418 21,756
Custodian fees 6,848 2,590 11,964
Registration fees:
Institutional Shares 8,772 10,443 14,486
Investor Shares 7,725 8,939 10,126
Professional fees 55,239 19,005 26,460
Trustees' fees and expenses 5,200 3,335 8,270
Brokerage fees 18,643 7,762 3,959
Other expenses 121,316 51,676 179,325
Total Expenses 1,690,972 853,027 4,082,281
Fees waived
(140,863) (168,086) (1,520,558)
Net Expenses
1,550,109 684,941 2,561,723
NET INVESTMENT INCOME (LOSS)
65,569 (278,138) 477,270
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
(13,873) (158,624) (538,900)
Futures
(116,994) 8,943,671 24,029,695
Net realized gain (loss)
(130,867) 8,785,047 23,490,795
Net change in unrealized appreciation (depreciation) on:
Futures
(9,372,803) (2,017,068) (17,425,286)
Net change in unrealized appreciation (depreciation)
(9,372,803) (2,017,068) (17,425,286)
NET REALIZED AND UNREALIZED GAIN (LOSS)
(9,503,670) 6,767,979 6,065,509
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS
$ (9,438,101) $ 6,489,841 $ 6,542,779

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
For the Six
Months
Ended
January 31, 2023
For the Year
Ended
July 31, 2022
For the Six
Months
Ended
January 31, 2023
For the Year
Ended
July 31, 2022
OPERATIONS
Net investment income (loss) $ 65,569 $ (4,749,060) $ (278,138) $ (1,812,486)
Net realized gain (loss) (130,867) (45,714,468) 8,785,047 (24,134,297)
Net change in unrealized appreciation (depreciation) (9,372,803) 7,454,516 (2,017,068) 3,191,528
Increase (Decrease) in Net Assets Resulting from Operations
(9,438,101) (43,009,012) 6,489,841 (22,755,255)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (17,765,425) – (33,371,545)
Investor Shares – (3,388,727) – (1,207,076)
Total Distributions Paid
– (21,154,152) – (34,578,621)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 21,046,301 133,579,705 14,317,101 70,719,381
Investor Shares 656,792 27,696,164 633,075 5,958,909
Reinvestment of distributions:
Institutional Shares – 16,585,244 – 30,001,157
Investor Shares – 3,187,329 – 1,179,028
Redemption of shares:
Institutional Shares
(53,316,759) (133,171,929) (22,534,258) (73,174,661)
Investor Shares
(10,637,098) (39,093,796) (1,258,048) (3,180,734)
Increase (Decrease) in Net Assets from Capital Share Transactions
(42,250,764) 8,782,717 (8,842,130) 31,503,080
Decrease in Net Assets
(51,688,865) (55,380,447) (2,352,289) (25,830,796)
NET ASSETS
Beginning of Period
184,131,943 239,512,390 59,599,859 85,430,655
End of Period
$ 132,443,078 $ 184,131,943 $ 57,247,570 $ 59,599,859
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 2,125,217 10,913,605 2,755,634 8,944,222
Investor Shares 69,326 2,210,885 124,380 840,471
Reinvestment of distributions:
Institutional Shares – 1,286,675 – 3,989,516
Investor Shares – 253,970 – 159,113
Redemption of shares:
Institutional Shares
(5,374,072) (11,719,391) (4,316,672) (10,411,367)
Investor Shares
(1,067,809) (3,297,653) (243,768) (399,756)
Increase (Decrease) in Shares
(4,247,338) (351,909) (1,680,426) 3,122,199

ABR Funds
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
ABR 75/25
Volatility Fund
For the Six
Months
Ended
January 31, 2023
For the Year
Ended
July 31, 2022
$ 477,270 $ (5,923,034)
23,490,795 (101,809,234)
(17,425,286) 18,661,091
6,542,779 (89,071,177)
– (63,854,266)
– (6,173,120)
– (70,027,386)
31,830,047 243,321,377
2,423,744 35,215,017
– 57,514,074
– 6,117,863
(107,260,045) (161,780,379)
(4,922,956) (31,912,102)
(77,929,210) 148,475,850
(71,386,431) (10,622,713)
327,049,608 337,672,321
$ 255,663,177 $ 327,049,608
4,078,125 23,551,457
307,766 3,302,812
– 5,477,531
– 585,441
(13,824,087) (17,818,446)
(629,132) (3,395,096)
(10,067,328) 11,703,699

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
January 31,
2023
For the Years Ended July 31,
2022 2021 2020 2019 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 10.53 $ 13.43 $ 15.37 $ 10.20 $ 10.63 $ 10.12
INVESTMENT OPERATIONS
Net investment income (loss) (a) 0.01 (0.23) (0.26) (0.16) (0.13) (0.16)
Net realized and unrealized gain
(loss)
(0.56) (1.57) 1.33 5.41 0.08 1.00
Total from Investment Operations
(0.55) (1.80) 1.07 5.25 (0.05) 0.84
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.10) (3.01) (0.08) (0.38) (0.33)
Total Distributions to Shareholders
– (1.10) (3.01) (0.08) (0.38) (0.33)
NET ASSET VALUE, End of Period
$ 9.98 $ 10.53 $ 13.43 $ 15.37 $ 10.20 $ 10.63
TOTAL RETURN
(5.22)%(b) (14.93)% 9.20% 51.91% (0.31)% 8.45%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 119,728 $ 160,485 $ 198,285 $ 195,398 $ 37,331 $ 23,783
Ratios to Average Net Assets:
Net investment income (loss) 0.11%(c) (1.86)% (1.93)% (1.28)% (1.31)% (1.54)%
Net expenses 2.00%(c) 2.00% 2.00% 2.00% 2.00% 2.03%
Brokerage fees 0.02%(c) 0.02% 0.02% 0.01% 0.02% 0.03%
Net expenses without brokerage fees 1.98%(c) 1.98% 1.98% 1.99% 1.98% 2.00%
Gross expenses (d) 2.16%(c) 2.05% 2.03% 2.20% 2.41% 2.68%
PORTFOLIO TURNOVER RATE 0%(b) 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
January 31,
2023
For the Years Ended July 31,
2022 2021 2020 2019 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 10.23 $ 13.12 $ 15.11 $ 10.05 $ 10.51 $ 10.08
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.26) (0.29) (0.20) (0.16) (0.19)
Net realized and unrealized gain
(loss)
(0.53) (1.53) 1.31 5.34 0.08 0.95
Total from Investment Operations
(0.54) (1.79) 1.02 5.14 (0.08) 0.76
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (1.10) (3.01) (0.08) (0.38) (0.33)
Total Distributions to Shareholders
– (1.10) (3.01) (0.08) (0.38) (0.33)
NET ASSET VALUE, End of Period
$ 9.69 $ 10.23 $ 13.12 $ 15.11 $ 10.05 $ 10.51
TOTAL RETURN
(5.28)%(b) (15.22)% 8.99% 51.59% (0.61)% 7.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 12,715 $ 23,646 $ 41,227 $ 40,932 $ 3,158 $ 1,491
Ratios to Average Net Assets:
Net investment loss (0.17)%(c) (2.14)% (2.18)% (1.53)% (1.58)% (1.80)%
Net expenses 2.25%(c) 2.25% 2.25% 2.25% 2.25% 2.28%
Brokerage fees 0.02%(c) 0.02% 0.02% 0.01% 0.02% 0.03%
Net expenses without brokerage fees 2.23%(c) 2.23% 2.23% 2.24% 2.23% 2.25%
Gross expenses (d) 2.68%(c) 2.40% 2.44% 2.76% 3.81% 6.41%
PORTFOLIO TURNOVER RATE 0%(b) 0% 0% 0% 0% 0%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2023
For the Years Ended July 31, October 2, 2017 (a)
Through
July 31, 2018 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 5.36 $ 10.66 $ 7.08 $ 7.68 $ 7.80 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) (0.03) (0.17) (0.19) (0.15) (0.05) (0.05)
Net realized and unrealized gain (loss)
0.73 (1.34) 3.77 0.40 0.57 (2.05)(c)
Total from Investment Operations
0.70 (1.51) 3.58 0.25 0.52 (2.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.79) (0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
– (3.79) (0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 6.06 $ 5.36 $ 10.66 $ 7.08 $ 7.68 $ 7.80
TOTAL RETURN
13.06%(e) (24.38)% 50.57% 1.71% 9.46% (21.24)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 52,737 $ 54,979 $ 82,498 $ 45,863 $ 2,824 $ 2,909
Ratios to Average Net Assets:
Net investment loss (1.00)%(f) (2.15)% (2.19)% (2.11)% (0.74)% (0.73)%(f)
Net expenses 2.50%(f) 2.50% 2.50% 2.50% 2.50% 2.66%(f)
Brokerage fees 0.03%(f) 0.02% 0.02% 0.05% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.47%(f) 2.48% 2.48% 2.45% 2.36% 2.50%(f)
Gross expenses (g) 3.04%(f) 2.90% 2.91% 3.70% 6.66% 10.28%(f)
PORTFOLIO TURNOVER RATE (h) 5,678%(e) 2,774% 1,782% 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.
(h) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 50/50 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2023
For the Years Ended July 31, October 11, 2017 (a)
Through
July 31, 2018 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 5.27 $ 10.56 $ 7.03 $ 7.64 $ 7.79 $ 10.06
INVESTMENT OPERATIONS
Net investment loss (b) (0.03) (0.17) (0.21) (0.17) (0.07) (0.06)
Net realized and unrealized gain (loss)
0.71 (1.33) 3.74 0.41 0.56 (2.11)(c)
Total from Investment Operations
0.68 (1.50) 3.53 0.24 0.49 (2.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (3.79) (0.00)(d) (0.85) (0.64) (0.10)
Total Distributions to Shareholders
– (3.79) (0.00) (0.85) (0.64) (0.10)
NET ASSET VALUE, End of Period
$ 5.95 $ 5.27 $ 10.56 $ 7.03 $ 7.64 $ 7.79
TOTAL RETURN
12.90%(e) (24.57)% 50.21% 1.58% 9.07% (21.81)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 4,511 $ 4,621 $ 2,933 $ 3,133 $ 715 $ 1,758
Ratios to Average Net Assets:
Net investment loss (1.25)%(f) (2.40)% (2.52)% (2.36)% (0.99)% (0.95)%(f)
Net expenses 2.75%(f) 2.75% 2.75% 2.75% 2.75% 2.91%(f)
Brokerage fees 0.03%(f) 0.02% 0.02% 0.09% 0.14% 0.16%(f)
Net expenses without brokerage fees 2.72%(f) 2.73% 2.73% 2.66% 2.61% 2.75%(f)
Gross expenses (g) 4.29%(f) 4.41% 4.74% 6.53% 8.24% 9.55%(f)
PORTFOLIO TURNOVER RATE (h) 5,678%(e) 2,774% 1,782% 875% 963% 748%(e)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Per share amount does not accord with the amount reported in the Statement of Operations for the period ended July 31, 2018 due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d) Less than $0.01 per share.
(e) Not annualized.
(f) Annualized.
(g) Reflects the expense ratio excluding any waivers and/or reimbursements.
(h) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2023
For the Year
Ended
July 31, 2022
August 3, 2020 (a)
Through
July 31, 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 8.11 $ 11.79 $ 10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b) 0.01 (0.15) (0.16)
Net realized and unrealized gain (loss)
0.33 (1.50) 1.95
Total from Investment Operations
0.34 (1.65) 1.79
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (2.03) –
Total Distributions to Shareholders
– (2.03) –
NET ASSET VALUE, End of Period
$ 8.45 $ 8.11 $ 11.79
TOTAL RETURN
4.19%(c) (17.88)% 17.90%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 237,753 $ 307,247 $ 314,576
Ratios to Average Net Assets:
Net investment income (loss) 0.34%(d) (1.48)% (1.53)%(d)
Net expenses 1.75%(d) 1.75% 1.75%(d)
Brokerage fees 0.00%(d) 0.00% 0.00%(d)
Net expenses without brokerage fees 1.75%(d) 1.75% 1.75%(d)
Gross expenses (e) 2.78%(d) 2.74% 2.78%(d)
PORTFOLIO TURNOVER RATE (f) 5,446%(c) 2,720% 1,622%(c)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR 75/25 VOLATILITY FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
January 31, 2023
For the Year
Ended
July 31, 2022
August 5, 2020 (a)
Through
July 31, 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 8.05 $ 11.75 $ 10.00
INVESTMENT OPERATIONS
Net investment loss (b) 0.00(c) (0.18) (0.19)
Net realized and unrealized gain (loss)
0.33 (1.49) 1.94
Total from Investment Operations
0.33 (1.67) 1.75
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (2.03) –
Total Distributions to Shareholders
– (2.03) –
NET ASSET VALUE, End of Period
$ 8.38 $ 8.05 $ 11.75
TOTAL RETURN
4.10%(d) (18.15)% 17.50%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 17,910 $ 19,802 $ 23,096
Ratios to Average Net Assets:
Net investment income (loss) 0.11%(e) (1.75)% (1.76)%(e)
Net expenses 2.00%(e) 2.00% 2.00%(e)
Brokerage fees 0.00%(e) 0.00% 0.00%(e)
Net expenses without brokerage fees 2.00%(e) 2.00% 2.00%(e)
Gross expenses (f) 3.35%(e) 3.18% 3.48%(e)
PORTFOLIO TURNOVER RATE (g) 5,446%(d) 2,720% 1,622%(d)
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.
(g) Short term cash instruments and derivative instruments such as futures contracts are excluded from the portfolio turnover rate calculation.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund and ABR 50/50 Volatility Fund are diversified portfolios and the ABR 75/25
Volatility Fund (individually, a “Fund” and collectively, the “Funds”) is a non-diversified portfolio of Forum Funds II (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company
Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.
Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR
Dynamic Blend Equity & Volatility Fund; October 2, 2017 and October 11, 2017, respectively, for the ABR 50/50 Volatility Fund; and
August 3, 2020 and August 5, 2020, respectively, for the ABR 75/25 Volatility Fund. The ABR Dynamic Blend Equity & Volatility
Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR 50/50 Volatility Fund and ABR 75/25 Volatility Fund’s investment objective is to seek long-term capital appreciation. Prior to December 1, 2020, the ABR 50/50 Volatility Fund was named ABR Dynamic Short Volatility Fund.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 4, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of January 31, 2023, for each Fund’s investments is included in each Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of January 31, 2023, for each Fund, are disclosed in the Notes to
Schedules of Investments.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from
GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of January 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of January 31, 2023, the ABR Dynamic Blend
Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund had $93,427,284, $25,448,573 and $162,882,111,
respectively, at US Bank that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75%, 2.50%, and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund,
respectively.
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the
Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees and Transfer agent fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the period ended December 31, 2022, the Trust paid each Independent Trustee an annual fee of
$16,000 ($21,000 for the Chairman) for service to the Trust. Effective January 1, 2023, each Independent Trustee receives an annual fee of $25,000 ($32,500 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent
Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility
Fund; 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR 50/50 Volatility Fund; and 1.75% for Institutional
Shares and 2.00% for Investor Shares of the ABR 75/25 Volatility Fund, through at least at least November 30, 2023. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2023, fees waived and expenses reimbursed were as follows:

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of January 31, 2023, $363,081,
$885,765 and $7,369,585 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity & Volatility Fund, ABR 50/50
Volatility Fund, and ABR 75/25 Volatility Fund, respectively. Other Waivers are not eligible for recoupment.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended January 31, 2023, were as follows:
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total notional value of transactions for the period ended January 31, 2023, for any derivative type that was held is as follows:
Each Fund’s use of derivatives during the period ended January 31, 2023, was limited to futures contracts.
Realized and unrealized gains and losses on derivatives contracts during the period ended January 31, 2023, by each Fund are recorded in the following locations on the Statements of Operations:
ABR Dynamic Blend Equity & Volatility Fund
ABR 50/50 Volatility Fund
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
ABR Dynamic Blend Equity & Volatility Fund $ 125,461 $ 15,402 $ 140,863
ABR 50/50 Volatility Fund 156,766 11,320 168,086
ABR 75/25 Volatility Fund 1,475,713 44,845 1,520,558
U.S. Government Obligations
Purchases Sales
ABR Dynamic Blend Equity & Volatility Fund $ – $ –
ABR 50/50 Volatility Fund 22,056,113 21,897,914
ABR 75/25 Volatility Fund 54,068,354 53,530,769
ABR Dynamic Blend
Equity & Volatility Fund
ABR 50/50
Volatility Fund
ABR 75/25
Volatility Fund
Futures Contracts $ 1,425,806,640 $ 4,219,484 $ 1,165,193,880
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ (116,994)
Total net realized gain (loss) $ (116,994)
Net change in unrealized appreciation (depreciation) on:
Futures $ (9,372,803)
Total net change in unrealized appreciation (depreciation) $ (9,372,803)
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 8,943,671
Total net realized gain (loss) $ 8,943,671
Net change in unrealized appreciation (depreciation) on:
Futures $ (2,017,068)
Total net change in unrealized appreciation (depreciation) $ (2,017,068)

ABR Funds
NOTES TO FINANCIAL STATEMENTS
January 31, 2023

ABR 75/25 Volatility Fund
Note 8. Federal Income Tax
As of January 31, 2023, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation were as follows:
As of July 31, 2022, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:
For tax purposes, the prior year late-year ordinary loss was $2,522,258, $984,592 and $3,424,454 for the ABR Dynamic Blend Equity
& Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively, (realized during the period January 1, 2022 through July 31, 2022). The prior year post-October capital loss was $44,769,391, $30,442,239, and $108,480,043 for the ABR Dynamic
Blend Equity & Volatility Fund, ABR 50/50 Volatility Fund, and ABR 75/25 Volatility Fund, respectively, (realized during the period
November 1, 2021 through July 31, 2022). These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, August 1, 2022.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Location:
Equity
Contracts
Net realized gain (loss) on:
Futures $ 24,029,695
Total net realized gain (loss) $ 24,029,695
Net change in unrealized appreciation (depreciation) on:
Futures $ (17,425,286)
Total net change in unrealized appreciation (depreciation) $ (17,425,286)
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
ABR Dynamic Blend Equity & Volatility Fund $ – $ – $ –
ABR 50/50 Volatility Fund – – –
ABR 75/25 Volatility Fund – – –
Capital and Other Losses Total
ABR Dynamic Blend Equity & Volatility Fund $ (47,291,649) $ (47,291,649)
ABR 50/50 Volatility Fund (31,426,831) (31,426,831)
ABR 75/25 Volatility Fund (111,904,497) (111,904,497)

ABR Funds
ADDITIONAL INFORMATION
January 31, 2023

Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the
“Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness.
The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2021 through
June 30, 2022 in order to prepare a written report to the Board for review at its meeting held on September 16, 2022.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation
(15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the
Funds because the Funds primarily hold “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor
Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1,
2022 through January 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing

ABR Funds
ADDITIONAL INFORMATION
January 31, 2023

in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
August 1, 2022
Ending
Account Value
January 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 947.77 $ 9.82 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,015.12 $ 10.16 2.00%
Investor Shares
Actual $ 1,000.00 $ 947.22 $ 11.04 2.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,013.86 $ 11.42 2.25%
ABR 50/50 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,130.60 $ 13.43 2.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,012.60 $ 12.68 2.50%
Investor Shares
Actual $ 1,000.00 $ 1,129.03 $ 14.76 2.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,011.34 $ 13.94 2.75%
ABR 75/25 Volatility Fund
Institutional Shares
Actual $ 1,000.00 $ 1,041.93 $ 9.01 1.75%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,016.38 $ 8.89 1.75%
Investor Shares
Actual $ 1,000.00 $ 1,041.00 $ 10.29 2.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,015.12 $ 10.16 2.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

ABR Funds
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)
INVESTMENT ADVISER
ABR Dynamic Funds, LLC
17 State Street, Suite 725
New York, NY 10004
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. For the most recent month-end performance and current fund prices, please call (855) 422-4518.
227-SAR-0123

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

TEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 29, 2023

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 29, 2023